Segment, Product and Geographic Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue	$ 737,255	$ 633,021	$ 642,692
Taiwan [Member]
Total revenue	356,793	395,228	492,687
China [Member]
Total revenue	334,433	209,216	112,845
Other Asia Pacific (Korea and Japan) [Member]
Total revenue	43,245	27,738	37,121
Europe (Europe and America) [Member]
Total revenue	$ 2,784	$ 839	$ 39